Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2017
Maximum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	30 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	10 years
Maximum [Member] | Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	10 years
Maximum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	5 years
Minimum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	10 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	5 years
Minimum [Member] | Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	5 years
Minimum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	3 years